Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [abstract]
Summary of Inventories

	December 31, 2022
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	3,316,039	(105,630)	3,210,409

	December 31, 2023
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,754,911	(186,263)	2,568,648

Cost of Inventories Recognized as an Expense

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Cost of revenue	20,103,735	18,611,515	17,723,687
Loss on abandonment	552	9,448	2,483
Allowance for (reversal of) inventory valuation and obsolescence loss	41,770	(15,956)	80,633
	20,146,057	18,605,007	17,806,803